Schedule of Investments (unaudited) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Axon Enterprise Inc.(a)	28,115	$1,805,264
Boeing Co. (The)	248,499	90,456,121
Curtiss-Wright Corp.	20,073	2,551,880
L3 Technologies Inc.	22,210	5,445,226
L3Harris Technologies Inc.	29,021	5,488,742
Lockheed Martin Corp.	70,044	25,463,796
Raytheon Co.	56,884	9,890,990
Teledyne Technologies Inc.(a)	8,402	2,301,056
TransDigm Group Inc.(a)	23,279	11,262,380
United Technologies Corp.	184,906	24,074,761

		178,740,216

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	81,800	6,205,348
FedEx Corp.	51,347	8,430,664
United Parcel Service Inc., Class B	165,634	17,105,023
XPO Logistics Inc.(a)(b)	18,405	1,063,993

		32,805,028

Auto Components — 0.1%
Aptiv PLC	75,436	6,097,492
Gentex Corp.	90,611	2,229,937

		8,327,429

Banks — 1.0%
BancorpSouth Bank	21,204	615,764
Bank of Hawaii Corp.	8,991	745,444
Comerica Inc.	34,414	2,499,833
Commerce Bancshares Inc.	30,057	1,793,201
East West Bancorp. Inc.	34,403	1,609,028
First Financial Bankshares Inc.	63,554	1,956,828
First Republic Bank/CA	78,311	7,647,069
FNB Corp.	70,430	828,961
Home BancShares Inc./AR	32,115	618,535
Signature Bank/New York NY	15,644	1,890,421
Sterling Bancorp./DE	50,130	1,066,766
SVB Financial Group(a)	24,988	5,612,055
U.S. Bancorp.	710,744	37,242,986
UMB Financial Corp.	21,199	1,395,318

		65,522,209

Beverages — 2.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,146	1,566,193
Brown-Forman Corp., Class B, NVS	78,673	4,360,844
Coca-Cola Co. (The)	948,401	48,292,579
Constellation Brands Inc., Class A	79,457	15,648,262
Monster Beverage Corp.(a)	185,913	11,866,827
PepsiCo Inc.	406,155	53,259,105

		134,993,810

Biotechnology — 2.1%
AbbVie Inc.	365,078	26,548,472
Alexion Pharmaceuticals Inc.(a)	106,712	13,977,138
Amgen Inc.	191,198	35,233,967
Biogen Inc.(a)	49,730	11,630,355
Celgene Corp.(a)	157,421	14,551,997
Exelixis Inc.(a)	72,397	1,547,124
Incyte Corp.(a)	40,277	3,421,934
Ligand Pharmaceuticals Inc.(a)(b)	9,657	1,102,347
Regeneron Pharmaceuticals Inc.(a)	21,917	6,860,021
Vertex Pharmaceuticals Inc.(a)	121,635	22,305,426

		137,178,781

Security	Shares	Value

Building Products — 0.2%
Allegion PLC	22,989	$2,541,434
Lennox International Inc.	16,933	4,656,575
Masco Corp.	65,790	2,581,600
Trex Co. Inc.(a)(b)	18,203	1,305,155

		11,084,764

Capital Markets — 1.9%
Ameriprise Financial Inc.	34,721	5,040,100
Cboe Global Markets Inc.	53,132	5,506,069
Charles Schwab Corp. (The)	293,136	11,781,136
E*TRADE Financial Corp.	69,149	3,084,046
Eaton Vance Corp., NVS	33,733	1,454,904
Evercore Inc., Class A	8,650	766,131
FactSet Research Systems Inc.	18,202	5,215,965
Federated Investors Inc., Class B	21,749	706,843
Interactive Brokers Group Inc., Class A	24,177	1,310,393
Intercontinental Exchange Inc.	267,797	23,014,474
MarketAxess Holdings Inc.	17,900	5,753,418
Moody’s Corp.	38,385	7,496,974
MSCI Inc.	40,091	9,573,330
Nasdaq Inc.	38,494	3,701,968
Northern Trust Corp.	55,138	4,962,420
S&P Global Inc.	116,876	26,623,184
SEI Investments Co.	34,103	1,913,178
T Rowe Price Group Inc.	55,833	6,125,439

		124,029,972

Chemicals — 1.9%
Air Products & Chemicals Inc.	104,544	23,665,625
Cabot Corp.	15,811	754,343
Celanese Corp.	32,244	3,475,903
CF Industries Holdings Inc.	46,188	2,157,441
Chemours Co. (The)	79,053	1,897,272
Eastman Chemical Co.	35,726	2,780,555
Ecolab Inc.	120,466	23,784,807
FMC Corp.	28,138	2,334,047
Ingevity Corp.(a)	11,157	1,173,382
Linde PLC	172,711	34,680,369
Mosaic Co. (The)	78,703	1,969,936
NewMarket Corp.	2,753	1,103,788
PPG Industries Inc.	51,532	6,014,300
RPM International Inc.	62,785	3,836,791
Scotts Miracle-Gro Co. (The)	11,987	1,180,720
Sensient Technologies Corp.	9,788	719,222
Sherwin-Williams Co. (The)	23,931	10,967,338
Valvoline Inc.	37,499	732,355

		123,228,194

Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	12,737	1,033,990
Cintas Corp.	40,248	9,550,448
Clean Harbors Inc.(a)	13,994	994,973
Copart Inc.(a)(b)	64,964	4,855,409
Healthcare Services Group Inc.	19,261	583,994
MSA Safety Inc.	16,577	1,747,050
Republic Services Inc.	44,300	3,838,152
Rollins Inc.	69,768	2,502,578
Waste Management Inc.	185,604	21,413,134

		46,519,728

Communications Equipment — 2.1%
Arista Networks Inc.(a)	25,141	6,527,106
Ciena Corp.(a)	67,601	2,780,429

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Cisco Systems Inc.	2,033,205	$111,277,310
F5 Networks Inc.(a)	28,140	4,098,028
InterDigital Inc.	9,440	607,936
Lumentum Holdings Inc.(a)(b)	19,163	1,023,496
Motorola Solutions Inc.	78,310	13,056,626
Plantronics Inc.	9,463	350,510
ViaSat Inc.(a)(b)	13,249	1,070,784

		140,792,225

Construction Materials — 0.1%
Eagle Materials Inc.	11,326	1,049,920
Martin Marietta Materials Inc.	16,920	3,893,461
Vulcan Materials Co.	29,893	4,104,608

		9,047,989

Consumer Finance — 0.5%
American Express Co.	162,607	20,072,208
Discover Financial Services	99,942	7,754,500
Green Dot Corp., Class A(a)(b)	23,024	1,125,874
SLM Corp.	206,117	2,003,457

		30,956,039

Containers & Packaging — 0.2%
Amcor PLC(a)	377,743	4,340,267
AptarGroup Inc.	16,383	2,037,062
Avery Dennison Corp.	17,852	2,065,120
Ball Corp.	106,190	7,432,238
Greif Inc., Class A, NVS	5,546	180,522

		16,055,209

Distributors — 0.1%
Pool Corp.	18,699	3,571,509

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	27,735	1,249,462
H&R Block Inc.	61,414	1,799,430
Service Corp. International/U.S.	87,085	4,073,836
Sotheby’s(a)	7,797	453,240
Weight Watchers International Inc.(a)(b)	18,368	350,829

		7,926,797

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	441,743	94,166,355

Diversified Telecommunication Services — 1.7%
Verizon Communications Inc.	1,964,108	112,209,490

Electric Utilities — 1.1%
Alliant Energy Corp.	63,514	3,117,267
Eversource Energy	83,869	6,353,915
Hawaiian Electric Industries Inc.	25,205	1,097,678
IDACORP Inc.	13,568	1,362,634
NextEra Energy Inc.	227,454	46,596,227
OGE Energy Corp.	52,829	2,248,402
Pinnacle West Capital Corp.	52,950	4,982,066
Xcel Energy Inc.	110,419	6,568,826

		72,327,015

Electrical Equipment — 0.4%
AMETEK Inc.	107,960	9,807,086
Eaton Corp. PLC	96,702	8,053,343
EnerSys	13,312	911,872
Hubbell Inc.	15,759	2,054,974
Regal Beloit Corp.	10,595	865,717

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Inc.	28,278	$4,632,785

		26,325,777

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	53,747	5,156,487
Cognex Corp.(b)	40,085	1,923,278
Keysight Technologies Inc.(a)(b)	89,347	8,024,254
Littelfuse Inc.	11,574	2,047,556
National Instruments Corp.	53,298	2,237,983
Trimble Inc.(a)	118,934	5,365,113
Zebra Technologies Corp., Class A(a)	25,477	5,337,177

		30,091,848

Energy Equipment & Services — 0.0%
Apergy Corp.(a)	19,324	648,127
Core Laboratories NV	11,777	615,702
Ensco Rowan PLC, Class A(b)	92,651	790,313
Transocean Ltd.(a)(b)	109,923	704,606

		2,758,748

Entertainment — 2.4%
Cinemark Holdings Inc.	22,621	816,618
Electronic Arts Inc.(a)	68,173	6,903,198
Live Nation Entertainment Inc.(a)	66,505	4,405,956
Netflix Inc.(a)	207,646	76,272,529
Take-Two Interactive Software Inc.(a)	53,842	6,112,682
Walt Disney Co. (The)	464,274	64,831,221
World Wrestling Entertainment Inc., Class A	20,585	1,486,443

		160,828,647

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Campus Communities Inc.	64,618	2,982,767
American Tower Corp.	209,926	42,919,371
Apartment Investment & Management Co., Class A	70,695	3,543,233
AvalonBay Communities Inc.	45,061	9,155,494
Boston Properties Inc.	38,726	4,995,654
Brixmor Property Group Inc.	69,390	1,240,693
Camden Property Trust	27,119	2,830,952
CoreCivic Inc.	26,929	559,046
CoreSite Realty Corp.	10,455	1,204,102
Cousins Properties Inc.	32,667	1,181,565
Crown Castle International Corp.	80,944	10,551,050
CyrusOne Inc.	53,738	3,101,757
Digital Realty Trust Inc.	55,297	6,513,434
Douglas Emmett Inc.	40,618	1,618,221
Duke Realty Corp.	113,458	3,586,407
EastGroup Properties Inc.	17,169	1,991,261
EPR Properties	24,016	1,791,353
Equinix Inc.	23,954	12,079,763
Equity Residential	119,489	9,071,605
Essex Property Trust Inc.	23,139	6,754,968
Extra Space Storage Inc.	39,638	4,205,592
Federal Realty Investment Trust	16,794	2,162,396
First Industrial Realty Trust Inc.	38,910	1,429,553
GEO Group Inc. (The)	24,209	508,631
HCP Inc.	227,481	7,274,842
Healthcare Realty Trust Inc.	35,122	1,100,021
Highwoods Properties Inc.	23,514	971,128
Host Hotels & Resorts Inc.	164,734	3,001,454
JBG SMITH Properties	39,726	1,562,821
Lamar Advertising Co., Class A	23,800	1,920,898
Liberty Property Trust	38,482	1,925,639
Life Storage Inc.	22,006	2,092,331

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	27,719	$645,576
Medical Properties Trust Inc.	187,294	3,266,407
Mid-America Apartment Communities Inc.	30,089	3,543,281
National Retail Properties Inc.	76,760	4,069,048
Omega Healthcare Investors Inc.	101,867	3,743,612
Pebblebrook Hotel Trust	28,471	802,313
PS Business Parks Inc.	5,445	917,646
Public Storage	71,380	17,000,575
Rayonier Inc.	35,659	1,080,468
Realty Income Corp.	109,133	7,526,903
Regency Centers Corp.	36,010	2,403,307
SBA Communications Corp.(a)	31,205	7,016,132
Simon Property Group Inc.	98,329	15,709,041
Tanger Factory Outlet Centers Inc.	19,454	315,349
Taubman Centers Inc.	17,048	696,070
UDR Inc.	73,601	3,303,949
Uniti Group Inc.	84,644	804,118
Urban Edge Properties	29,656	513,939
Vornado Realty Trust	41,877	2,684,316
Weingarten Realty Investors	33,339	914,155
Welltower Inc.	192,277	15,676,344

		248,460,551

Food & Staples Retailing — 0.1%
Sysco Corp.	141,024	9,973,217

Food Products — 0.5%
Flowers Foods Inc.	43,390	1,009,685
Hershey Co. (The)	40,510	5,429,556
Hormel Foods Corp.	128,856	5,223,822
Kellogg Co.	118,633	6,355,170
Lamb Weston Holdings Inc.	69,239	4,386,983
Lancaster Colony Corp.	9,200	1,367,120
McCormick & Co. Inc./MD, NVS	58,189	9,019,877
Post Holdings Inc.(a)	31,503	3,275,367
Tootsie Roll Industries Inc.(b)	8,997	332,259

		36,399,839

Gas Utilities — 0.2%
Atmos Energy Corp.	32,530	3,433,867
National Fuel Gas Co.	40,584	2,140,806
ONE Gas Inc.	12,922	1,166,857
Spire Inc.	10,528	883,510
UGI Corp.	82,123	4,386,189

		12,011,229

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	837,822	70,460,830
ABIOMED Inc.(a)	21,410	5,577,091
Align Technology Inc.(a)	17,589	4,814,109
Avanos Medical Inc.(a)(b)	22,435	978,390
Baxter International Inc.	97,433	7,979,763
Becton Dickinson and Co.	80,703	20,337,963
Boston Scientific Corp.(a)	660,439	28,385,668
Cantel Medical Corp.	8,121	654,877
Cooper Companies Inc. (The)	10,123	3,410,337
Danaher Corp.	167,558	23,947,389
Edwards Lifesciences Corp.(a)	99,016	18,292,216
Globus Medical Inc., Class A(a)	36,002	1,522,885
Haemonetics Corp.(a)	24,511	2,949,654
Hill-Rom Holdings Inc.	31,860	3,333,193
Hologic Inc.(a)	70,322	3,376,862

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)(b)	7,999	$2,015,028
IDEXX Laboratories Inc.(a)	40,830	11,241,724
Inogen Inc.(a)(b)	4,675	312,103
Integra LifeSciences Holdings Corp.(a)	33,463	1,868,909
Intuitive Surgical Inc.(a)	54,830	28,761,077
LivaNova PLC(a)	23,065	1,659,757
Masimo Corp.(a)	23,097	3,437,296
Medtronic PLC	636,724	62,010,550
NuVasive Inc.(a)	24,288	1,421,820
ResMed Inc.	68,084	8,308,291
Steris PLC(a)	40,289	5,998,226
Stryker Corp.	86,803	17,844,961
Teleflex Inc.	21,954	7,270,067
Varian Medical Systems Inc.(a)	43,071	5,863,255
West Pharmaceutical Services Inc.	34,997	4,379,875
Zimmer Biomet Holdings Inc.	97,174	11,441,267

		369,855,433

Health Care Providers & Services — 1.2%
Amedisys Inc.(a)	13,602	1,651,419
Chemed Corp.	7,616	2,748,157
Cigna Corp.(a)	102,783	16,193,462
Covetrus Inc.(a)(b)	20,457	500,378
DaVita Inc.(a)	59,481	3,346,401
Encompass Health Corp.	46,842	2,967,909
HCA Healthcare Inc.	126,553	17,106,169
HealthEquity Inc.(a)	25,769	1,685,292
Henry Schein Inc.(a)(b)	32,372	2,262,803
Humana Inc.	64,169	17,024,036
Molina Healthcare Inc.(a)	29,472	4,218,622
Tenet Healthcare Corp.(a)	17,659	364,835
Universal Health Services Inc., Class B	22,530	2,937,687
WellCare Health Plans Inc.(a)	23,870	6,804,621

		79,811,791

Health Care Technology — 0.2%
Cerner Corp.	154,644	11,335,405
Medidata Solutions Inc.(a)	17,480	1,582,115

		12,917,520

Hotels, Restaurants & Leisure — 2.6%
Brinker International Inc.	18,263	718,649
Cheesecake Factory Inc. (The)	9,878	431,866
Chipotle Mexican Grill Inc.(a)(b)	11,611	8,509,470
Churchill Downs Inc.	16,571	1,906,825
Cracker Barrel Old Country Store Inc.	6,259	1,068,599
Darden Restaurants Inc.	41,094	5,002,373
Domino’s Pizza Inc.	19,432	5,407,537
Dunkin’ Brands Group Inc.	23,134	1,842,854
Eldorado Resorts Inc.(a)(b)	31,309	1,442,406
Hilton Worldwide Holdings Inc.	138,549	13,541,779
International Speedway Corp., Class A	5,573	250,172
Jack in the Box Inc.	7,440	605,542
Marriott International Inc./MD, Class A	52,505	7,365,927
McDonald’s Corp.	362,734	75,325,342
Papa John’s International Inc.	5,882	263,043
Penn National Gaming Inc.(a)	29,766	573,293
Scientific Games Corp./DE, Class A(a)	27,313	541,344
Six Flags Entertainment Corp.	16,058	797,761
Starbucks Corp.	293,394	24,595,219
Texas Roadhouse Inc.	20,536	1,102,167
Wendy’s Co. (The)	85,224	1,668,686

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	28,550	$1,253,345
Wyndham Hotels & Resorts Inc.	46,267	2,578,923
Yum! Brands Inc.	145,090	16,057,110

		172,850,232

Household Durables — 0.2%
Garmin Ltd.	35,485	2,831,703
Helen of Troy Ltd.(a)	12,033	1,571,389
Newell Brands Inc.	96,138	1,482,448
NVR Inc.(a)	958	3,228,700
Tempur Sealy International Inc.(a)	12,155	891,812
Tupperware Brands Corp.	7,857	149,519

		10,155,571

Household Products — 1.8%
Church & Dwight Co. Inc.	116,465	8,508,933
Clorox Co. (The)	60,493	9,262,083
Colgate-Palmolive Co.	233,125	16,708,069
Energizer Holdings Inc.	15,682	605,953
Kimberly-Clark Corp.	88,187	11,753,563
Procter & Gamble Co. (The)	667,093	73,146,747

		119,985,348

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	126,902	4,456,798

Industrial Conglomerates — 1.1%
3M Co.	139,617	24,201,211
Carlisle Companies Inc.	17,386	2,441,168
Honeywell International Inc.	172,814	30,171,596
Roper Technologies Inc.	49,314	18,061,746

		74,875,721

Insurance — 0.9%
Aon PLC	71,965	13,887,806
Arthur J Gallagher & Co.	59,082	5,174,992
Brown & Brown Inc.	110,937	3,716,389
Cincinnati Financial Corp.	34,292	3,555,052
Genworth Financial Inc., Class A(a)	106,402	394,751
Hanover Insurance Group Inc. (The)	7,901	1,013,698
Kemper Corp.	12,720	1,097,609
Marsh & McLennan Companies Inc.	152,985	15,260,254
Mercury General Corp.	5,909	369,313
Primerica Inc.	20,046	2,404,518
Progressive Corp. (The)	147,015	11,750,909
Torchmark Corp.	21,838	1,953,627

		60,578,918

Interactive Media & Services — 8.2%
Alphabet Inc., Class A(a)	142,208	153,982,823
Alphabet Inc., Class C, NVS(a)	145,553	157,329,693
Cars.com Inc.(a)(b)	14,567	287,261
Facebook Inc., Class A(a)	1,140,978	220,208,754
TripAdvisor Inc.(a)	32,422	1,500,815
Twitter Inc.(a)	346,129	12,079,902
Yelp Inc.(a)	33,768	1,154,190

		546,543,438

Internet & Direct Marketing Retail — 6.0%
Amazon.com Inc.(a)	196,402	371,912,719
Booking Holdings Inc.(a)	9,871	18,505,262
eBay Inc.	147,873	5,840,984
Expedia Group Inc.	34,838	4,634,499

		400,893,464

Security	Shares	Value

IT Services — 7.6%
Accenture PLC, Class A	139,375	$25,752,319
Akamai Technologies Inc.(a)	77,927	6,245,070
Alliance Data Systems Corp.	21,626	3,030,451
Automatic Data Processing Inc.	206,515	34,143,125
Broadridge Financial Solutions Inc.	55,276	7,057,640
CoreLogic Inc.(a)(b)	37,666	1,575,569
Fidelity National Information Services Inc.	153,794	18,867,448
Fiserv Inc.(a)	186,371	16,989,580
FleetCor Technologies Inc.(a)(b)	24,557	6,896,833
Gartner Inc.(a)	42,940	6,910,763
Global Payments Inc.	74,414	11,915,914
Jack Henry & Associates Inc.	17,602	2,357,260
KBR Inc.	31,290	780,372
Leidos Holdings Inc.	68,495	5,469,326
LiveRamp Holdings Inc.(a)	32,406	1,571,043
Mastercard Inc., Class A	426,854	112,915,689
MAXIMUS Inc.	30,394	2,204,781
Paychex Inc.	94,100	7,743,489
PayPal Holdings Inc.(a)	557,991	63,867,650
Sabre Corp.	130,140	2,889,108
Total System Services Inc.	52,645	6,752,774
VeriSign Inc.(a)	50,045	10,467,412
Visa Inc., Class A(b)	825,895	143,334,077
Western Union Co. (The)	88,166	1,753,622
WEX Inc.(a)	20,443	4,254,188

		505,745,503

Leisure Products — 0.1%
Hasbro Inc.	31,432	3,321,734
Mattel Inc.(a)(b)	80,017	896,990

		4,218,724

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	80,033	5,976,064
Bio-Rad Laboratories Inc., Class A(a)	9,442	2,951,475
Bio-Techne Corp.	17,849	3,721,338
Charles River Laboratories International Inc.(a)	12,780	1,813,482
Illumina Inc.(a)	69,873	25,723,745
IQVIA Holdings Inc.(a)	54,760	8,810,884
Mettler-Toledo International Inc.(a)	7,554	6,345,360
PerkinElmer Inc.	27,417	2,641,354
PRA Health Sciences Inc.(a)	27,706	2,747,050
Syneos Health Inc.(a)(b)	16,693	852,845
Thermo Fisher Scientific Inc.	189,962	55,788,040
Waters Corp.(a)	19,803	4,262,398

		121,634,035

Machinery — 0.9%
Crane Co.	14,140	1,179,842
Donaldson Co. Inc.	39,401	2,003,935
Flowserve Corp.	32,715	1,723,753
Graco Inc.	46,601	2,338,438
IDEX Corp.	35,922	6,183,613
Illinois Tool Works Inc.	57,168	8,621,506
Ingersoll-Rand PLC	114,772	14,538,169
ITT Inc.	41,270	2,702,360
Kennametal Inc.	38,797	1,435,101
Lincoln Electric Holdings Inc.	16,254	1,338,029
Nordson Corp.	10,692	1,510,887
Toro Co. (The)	30,411	2,034,496
Wabtec Corp.	35,227	2,527,889
Woodward Inc.	26,263	2,971,921

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	85,031	$7,111,993

		58,221,932

Marine — 0.0%
Kirby Corp.(a)(b)	11,416	901,864

Media — 1.0%
AMC Networks Inc., Class A(a)	10,467	570,347
Cable One Inc.	1,457	1,706,132
Charter Communications Inc., Class A(a)	35,133	13,883,859
Comcast Corp., Class A	989,477	41,835,088
Fox Corp., Class A(a)	76,418	2,799,956
Fox Corp., Class B(a)	35,231	1,286,988
John Wiley & Sons Inc., Class A	13,658	626,356
New York Times Co. (The), Class A	66,739	2,177,026

		64,885,752

Metals & Mining — 0.1%
Allegheny Technologies Inc.(a)	59,355	1,495,746
Freeport-McMoRan Inc.	307,920	3,574,951
Royal Gold Inc.	19,855	2,034,939

		7,105,636

Multi-Utilities — 0.5%
Ameren Corp.	116,285	8,734,166
Black Hills Corp.	25,489	1,992,475
CMS Energy Corp.	74,902	4,337,575
Dominion Energy Inc.	179,289	13,862,625
NorthWestern Corp.	13,690	987,734
WEC Energy Group Inc.	71,714	5,978,796

		35,893,371

Multiline Retail — 0.3%
Dollar General Corp.	122,692	16,583,051
Macy’s Inc.	61,005	1,309,167
Nordstrom Inc.	24,940	794,589
Ollie’s Bargain Outlet Holdings Inc.(a)	24,511	2,135,153

		20,821,960

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	238,464	16,826,020
Apache Corp.	177,512	5,142,523
Cabot Oil & Gas Corp.	138,327	3,175,988
Callon Petroleum Co.(a)(b)	107,502	708,438
Chesapeake Energy Corp.(a)(b)	243,047	473,942
Cimarex Energy Co.	27,032	1,603,809
CNX Resources Corp.(a)	96,121	702,644
Concho Resources Inc.	52,603	5,427,577
ConocoPhillips	537,701	32,799,761
Devon Energy Corp.	196,937	5,616,643
Diamondback Energy Inc.	73,612	8,021,500
Equitrans Midstream Corp.(a)	96,038	1,892,909
Exxon Mobil Corp.	1,125,523	86,248,827
Hess Corp.	66,461	4,224,926
HollyFrontier Corp.	74,177	3,432,912
Marathon Oil Corp.	388,078	5,514,588
Matador Resources Co.(a)(b)	31,368	623,596
Murphy Oil Corp.	76,803	1,893,194
Occidental Petroleum Corp.	355,213	17,860,110
ONEOK Inc.	111,730	7,688,141
PBF Energy Inc., Class A	26,021	814,457
QEP Resources Inc.(a)	111,838	808,589
Southwestern Energy Co.(a)(b)	126,363	399,307

		211,900,401

Security	Shares	Value

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	25,299	$663,340

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	12,514	337,252
Estee Lauder Companies Inc. (The), Class A	70,826	12,968,949

		13,306,201

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	396,182	17,966,854
Catalent Inc.(a)(b)	39,364	2,133,922
Eli Lilly & Co.	410,347	45,462,344
Johnson & Johnson	743,957	103,618,331
Mallinckrodt PLC(a)(b)	39,382	361,527
Merck & Co. Inc.	1,223,496	102,590,140
Pfizer Inc.	2,636,642	114,219,331
Zoetis Inc.	124,711	14,153,451

		400,505,900

Professional Services — 0.4%
ASGN Inc.(a)	24,875	1,507,425
Equifax Inc.	34,792	4,705,270
IHS Markit Ltd.(a)	172,646	11,001,003
Insperity Inc.	17,988	2,197,055
Robert Half International Inc.	26,421	1,506,261
Verisk Analytics Inc.(b)	53,776	7,876,033

		28,793,047

Road & Rail — 1.7%
CSX Corp.	365,081	28,246,317
Genesee & Wyoming Inc., Class A(a)(b)	13,073	1,307,300
JB Hunt Transport Services Inc.	27,699	2,531,966
Kansas City Southern	21,195	2,581,975
Landstar System Inc.	12,426	1,341,884
Norfolk Southern Corp.	87,337	17,408,884
Old Dominion Freight Line Inc.(b)	20,797	3,104,160
Union Pacific Corp.	336,187	56,852,583

		113,375,069

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)(b)	421,201	12,791,874
Analog Devices Inc.	94,838	10,704,365
Broadcom Inc.	188,007	54,119,695
Cree Inc.(a)	49,432	2,777,090
Cypress Semiconductor Corp.	174,230	3,874,875
Intel Corp.	1,424,579	68,194,597
KLA-Tencor Corp.	42,217	4,990,049
Maxim Integrated Products Inc.	77,633	4,644,006
Microchip Technology Inc.	57,422	4,978,487
Monolithic Power Systems Inc.	18,789	2,551,171
NVIDIA Corp.	153,288	25,174,488
QUALCOMM Inc.	300,224	22,838,040
Semtech Corp.(a)(b)	31,183	1,498,343
Silicon Laboratories Inc.(a)	20,463	2,115,874
Skyworks Solutions Inc.	50,495	3,901,749
Synaptics Inc.(a)(b)	9,129	266,019
Teradyne Inc.	51,030	2,444,847
Texas Instruments Inc.	294,206	33,763,081
Universal Display Corp.	13,247	2,491,231
Versum Materials Inc.	35,694	1,841,097
Xilinx Inc.	120,585	14,219,383

		280,180,361

Software — 11.5%
ACI Worldwide Inc.(a)	52,518	1,803,468

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Adobe Inc.(a)	231,736	$68,281,012
ANSYS Inc.(a)	39,931	8,178,667
Autodesk Inc.(a)	104,301	16,990,633
Blackbaud Inc.	14,305	1,194,468
Cadence Design Systems Inc.(a)	78,972	5,592,007
CDK Global Inc.	23,969	1,185,027
Citrix Systems Inc.	59,478	5,837,171
CommVault Systems Inc.(a)	18,415	913,752
Fair Isaac Corp.(a)	13,672	4,293,281
Fortinet Inc.(a)	68,554	5,267,004
Intuit Inc.	123,120	32,174,950
j2 Global Inc.	22,137	1,967,758
Manhattan Associates Inc.(a)(b)	21,348	1,480,057
Microsoft Corp.	3,639,217	487,509,509
Oracle Corp.	576,312	32,832,495
PTC Inc.(a)(b)	49,179	4,414,307
Red Hat Inc.(a)(b)	84,413	15,849,385
salesforce.com Inc.(a)	368,774	55,954,079
Synopsys Inc.(a)	40,376	5,195,988
Teradata Corp.(a)(b)	55,889	2,003,621
Tyler Technologies Inc.(a)	18,122	3,914,714

		762,833,353

Specialty Retail — 2.5%
Aaron’s Inc.(b)	17,161	1,053,857
Advance Auto Parts Inc.(b)	21,967	3,385,993
AutoZone Inc.(a)	11,654	12,813,223
CarMax Inc.(a)(b)	36,144	3,138,384
Five Below Inc.(a)(b)	26,370	3,164,927
Foot Locker Inc.	26,421	1,107,568
Home Depot Inc. (The)	240,394	49,994,740
Lowe’s Companies Inc.	171,049	17,260,555
O’Reilly Automotive Inc.(a)	37,155	13,722,085
Ross Stores Inc.	99,469	9,859,367
Sally Beauty Holdings Inc.(a)	35,757	476,998
Tiffany & Co.	23,126	2,165,519
TJX Companies Inc. (The)	575,957	30,456,606
Tractor Supply Co.	57,697	6,277,434
Ulta Salon Cosmetics & Fragrance Inc.(a)	26,380	9,150,958
Urban Outfitters Inc.(a)	32,581	741,218
Williams-Sonoma Inc.	19,660	1,277,900

		166,047,332

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	117,330	7,239,261
Seagate Technology PLC	77,272	3,641,057

		10,880,318

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	11,067	1,079,475
Deckers Outdoor Corp.(a)	13,901	2,446,159
Hanesbrands Inc.	75,126	1,293,670

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE Inc., Class B	304,308	$25,546,657
Tapestry Inc.	91,817	2,913,353
Under Armour Inc., Class A(a)(b)	57,578	1,459,602
Under Armour Inc., Class C, NVS(a)(b)	59,059	1,311,110
VF Corp.	154,660	13,509,551

		49,559,577

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)	3,498	1,469,265

Tobacco — 0.4%
Philip Morris International Inc.	376,825	29,592,067

Trading Companies & Distributors — 0.3%
Fastenal Co.	271,558	8,850,075
GATX Corp.	7,839	621,554
MSC Industrial Direct Co. Inc., Class A	11,365	843,965
NOW Inc.(a)	23,052	340,247
United Rentals Inc.(a)	19,817	2,628,329
WW Grainger Inc.	21,334	5,722,419

		19,006,589

Water Utilities — 0.1%
American Water Works Co. Inc.	53,829	6,244,164
Aqua America Inc.	47,668	1,972,025

		8,216,189

Total Common Stocks — 99.8% (Cost: $5,497,819,025)		6,645,014,635

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	152,436,922	152,513,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	9,070,579	9,070,579

		161,583,719

Total Short-Term Investments — 2.4% (Cost: $161,552,555)		161,583,719

Total Investments in Securities — 102.2% (Cost: $5,659,371,580)		6,806,598,354

Other Assets, Less Liabilities — (2.2)%		(149,261,595)

Net Assets — 100.0%		$6,657,336,759

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	129,233,582	23,203,340	152,436,922	$152,513,140	$87,247	(a)	$(1,206)	$14,644
BlackRock Cash Funds: Treasury, SL Agency Shares	10,368,252	(1,297,673)	9,070,579	9,070,579	75,152		—	—

				$161,583,719	$162,399		$(1,206)	$14,644

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	82	09/20/19	$12,071	$242,666

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,645,014,635	$—	$—	$6,645,014,635
Money Market Funds	161,583,719	—	—	161,583,719

	$6,806,598,354	$—	$—	$6,806,598,354

Derivative financial instruments(a)
Assets
Futures Contracts	$242,666	$—	$—	$242,666

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares